UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN EQUITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Equity Income Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Consumer Discretionary - 15.4%
Auto Components - 0.6%
TRW Automotive Holdings Corp.(a)	23,300	$1,323,440

Automobiles - 1.1%
Ford Motor Co.(a)	133,700	2,012,185
General Motors Co.(a)	14,300	479,479

		2,491,664

Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	21,400	1,008,582
McDonald’s Corp.	11,300	855,184

		1,863,766

Household Durables - 0.4%
Garmin Ltd.	28,500	967,575

Media - 8.0%
Comcast Corp. - Class A	195,800	5,043,808
DIRECTV(a)	11,400	524,058
Gannett Co., Inc.	62,000	1,023,620
News Corp. - Class A	36,300	630,531
Time Warner Cable, Inc. - Class A	75,600	5,456,808
Time Warner, Inc.	115,200	4,400,640
Viacom, Inc. - Class B	22,212	991,988

		18,071,453

Multiline Retail - 0.9%
Kohl’s Corp.(a)	17,200	926,908
Macy’s, Inc.	41,900	1,001,410

		1,928,318

Specialty Retail - 3.6%
Foot Locker, Inc.	64,800	1,287,576
Gap, Inc. (The)	68,400	1,541,052
Home Depot, Inc.	14,000	524,580
Limited Brands, Inc.	32,100	1,027,842
Lowe’s Cos., Inc.	62,200	1,627,774
Ross Stores, Inc.	15,100	1,087,804
TJX Cos., Inc.	18,700	932,569

		8,029,197

		34,675,413

Energy - 14.1%
Energy Equipment & Services - 0.8%
McDermott International, Inc.(a)	46,900	1,076,355
Nabors Industries Ltd.(a)	23,300	663,351

		1,739,706

Oil, Gas & Consumable Fuels - 13.3%
Chevron Corp.	30,700	3,185,125
ConocoPhillips	97,300	7,576,751
Devon Energy Corp.	23,900	2,185,416
Exxon Mobil Corp.	44,000	3,763,320
Forest Oil Corp.(a)	26,100	926,289
Hess Corp.	12,200	1,061,766

Company	Shares	U.S. $ Value
Marathon Oil Corp.	115,000	$5,704,000
Nexen, Inc. (New York)	80,500	2,198,455
Royal Dutch Shell PLC (ADR)	20,900	1,510,025
Southern Union Co.	39,800	1,135,096
Tesoro Corp.(a)	27,400	651,572

		29,897,815

		31,637,521

Consumer Staples - 12.3%
Beverages - 1.0%
Constellation Brands, Inc. - Class A(a)	31,100	631,952
Dr Pepper Snapple Group, Inc.	46,700	1,684,002

		2,315,954

Food & Staples Retailing - 1.1%
Kroger Co. (The)	94,400	2,161,760
Safeway, Inc.	14,400	314,208

		2,475,968

Food Products - 2.2%
Bunge Ltd.	21,300	1,537,221
ConAgra Foods, Inc.	52,400	1,213,584
General Mills, Inc.	10,600	393,684
Sara Lee Corp.	17,423	298,282
Smithfield Foods, Inc.(a)	22,300	516,245
Tyson Foods, Inc. - Class A	47,000	875,610

		4,834,626

Household Products - 2.7%
Kimberly-Clark Corp.	44,700	2,945,730
Procter & Gamble Co. (The)	50,800	3,202,940

		6,148,670

Tobacco - 5.3%
Altria Group, Inc.	185,700	4,711,209
Philip Morris International, Inc.	113,500	7,125,530

		11,836,739

		27,611,957

Industrials - 11.1%
Aerospace & Defense - 2.7%
Lockheed Martin Corp.	11,000	870,760
Northrop Grumman Corp.	47,800	3,187,304
Raytheon Co.	40,500	2,074,005

		6,132,069

Airlines - 0.9%
Delta Air Lines, Inc.(a)	179,800	2,020,952

Industrial Conglomerates - 2.8%
General Electric Co.	302,300	6,324,116

Machinery - 4.1%
Caterpillar, Inc.	24,600	2,532,078
Eaton Corp.	23,500	2,603,330
Illinois Tool Works, Inc.	8,700	470,670
Ingersoll-Rand PLC	23,200	1,050,960
Parker Hannifin Corp.	18,000	1,605,240

Company	Shares	U.S. $ Value
Terex Corp.(a)	24,900	$840,375

		9,102,653

Road & Rail - 0.6%
CSX Corp.	7,100	530,086
Union Pacific Corp.	8,600	820,526

		1,350,612

		24,930,402

Financials - 10.2%
Capital Markets - 0.6%
Goldman Sachs Group, Inc. (The)	8,500	1,392,130

Commercial Banks - 2.4%
BB&T Corp.	50,400	1,391,040
Fifth Third Bancorp	18,900	275,940
Wells Fargo & Co.	116,000	3,742,160

		5,409,140

Consumer Finance - 0.5%
Capital One Financial Corp.	20,500	1,020,285

Diversified Financial Services - 2.0%
Citigroup, Inc.(a)	230,500	1,078,740
JPMorgan Chase & Co.	74,000	3,455,060

		4,533,800

Insurance - 2.5%
ACE Ltd.	16,300	1,030,975
Allstate Corp. (The)	32,100	1,020,138
Chubb Corp.	5,400	327,672
Travelers Cos., Inc. (The)	55,100	3,302,143

		5,680,928

Real Estate Investment Trusts (REITs) - 2.2%
BioMed Realty Trust, Inc.	24,700	448,305
Camden Property Trust	7,900	467,443
Entertainment Properties Trust	11,300	538,671
HCP, Inc.	15,900	604,200
Health Care REIT, Inc.	14,200	741,524
Mid-America Apartment Communities, Inc.	8,400	545,748
Nationwide Health Properties, Inc.	9,100	388,934
Simon Property Group, Inc.	4,700	517,188
Weingarten Realty Investors	22,200	574,314

		4,826,327

		22,862,610

Health Care - 9.4%
Biotechnology - 0.5%
Gilead Sciences, Inc.(a)	27,900	1,087,542

Health Care Providers & Services - 0.5%
Health Net, Inc.(a)	17,000	500,140
UnitedHealth Group, Inc.	18,100	770,698

		1,270,838

Pharmaceuticals - 8.4%
Abbott Laboratories	38,300	1,842,230

Company	Shares	U.S. $ Value
AstraZeneca PLC (Sponsored ADR)	90,900	$4,469,553
GlaxoSmithKline PLC (Sponsored ADR)	20,400	787,644
Johnson & Johnson	94,400	5,799,936
Pfizer, Inc.	308,400	5,933,616

		18,832,979

		21,191,359

Information Technology - 8.3%
Communications Equipment - 0.3%
Cisco Systems, Inc.(a)	36,300	673,728

Computers & Peripherals - 2.5%
Dell, Inc.(a)	193,600	3,064,688
Hewlett-Packard Co.	59,900	2,613,437

		5,678,125

Electronic Equipment, Instruments & Components - 1.0%
Tyco Electronics Ltd.	61,800	2,227,272

IT Services - 1.5%
International Business Machines Corp.	21,100	3,415,668

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	142,700	3,063,769

Software - 1.6%
Microsoft Corp.	133,800	3,556,404

		18,614,966

Telecommunication Services - 5.9%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	137,100	3,890,898
CenturyLink, Inc.	66,400	2,734,352
Telefonica SA (Sponsored ADR)	52,800	1,350,096
Verizon Communications, Inc.	41,900	1,546,948

		9,522,294

Wireless Telecommunication Services - 1.7%
Vodafone Group PLC (Sponsored ADR)	130,600	3,737,772

		13,260,066

Utilities - 4.9%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	22,759	814,317
Edison International	40,000	1,484,800

		2,299,117

Gas Utilities - 0.4%
Atmos Energy Corp.	28,300	957,106

Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	61,600	1,913,912

Multi-Utilities - 2.6%
Ameren Corp.	34,400	961,824
CenterPoint Energy, Inc.	54,500	864,370
CMS Energy Corp.	65,500	1,261,530
DTE Energy Co.	23,300	1,096,964

Company	Shares	U.S. $ Value
NiSource, Inc.	85,500	$1,638,180

		5,822,868

		10,993,003

Materials - 4.2%
Chemicals - 3.3%
Dow Chemical Co. (The)	82,900	3,080,564
EI du Pont de Nemours & Co.	38,200	2,096,034
Huntsman Corp.	61,200	1,080,180
LyondellBasell Industries NV(a)	28,000	1,066,240

		7,323,018

Metals & Mining - 0.9%
Alcoa, Inc.	63,000	1,061,550
Commercial Metals Co.	60,200	1,003,534

		2,065,084

		9,388,102

Total Common Stocks (cost $185,269,888)		215,165,399

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17%(b) (cost $5,802,465)	5,802,465	5,802,465

Total Investments - 98.4% (cost $191,072,353)(c)		220,967,864
Other assets less liabilities - 1.6%		3,484,312

Net Assets - 100.0%		$224,452,176

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,410,546 and gross unrealized depreciation of investments was $(515,035), resulting in net unrealized appreciation of $29,895,511.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Equity Income Fund

February 28, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$215,165,399	$—	$—	$215,165,399
Short-Term Investments	5,802,465	—	—	5,802,465

Total Investments in Securities	220,967,864	—	—	220,967,864
Other Financial Instruments*	—	—	—	—

Total	$220,967,864	$—	$—	$220,967,864

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2011